Pacer US Export Leaders ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 13.7%
Alphabet, Inc. - Class A	7,312	$ 2,604,022
AppLovin Corp. - Class A (a)	1,270	502,793
Meta Platforms, Inc. - Class A	4,639	2,582,578
Netflix, Inc. (a)	17,490	1,254,208
		6,943,601

Consumer Discretionary - 4.5%
Airbnb, Inc. - Class A (a)	1,732	262,433
Booking Holdings, Inc.	3,211	619,402
Duolingo, Inc. (a)(b)	166	22,379
eBay, Inc.	1,831	208,752
Garmin Ltd.	795	233,555
Gentex Corp. (b)	878	20,510
Las Vegas Sands Corp.	2,752	134,545
McDonald's Corp.	2,951	798,659
		2,300,235

Consumer Staples - 9.0%
Brown-Forman Corp. - Class B	1,197	34,390
Coca-Cola Co.	17,871	1,565,321
Colgate-Palmolive Co.	3,315	302,659
Philip Morris International, Inc.	6,474	1,235,369
Procter & Gamble Co.	9,672	1,397,507
		4,535,246

Health Care - 7.1%
Abbott Laboratories	7,235	764,740
Agilent Technologies, Inc.	1,165	161,201
Align Technology, Inc. (a)	295	49,902
BioMarin Pharmaceutical, Inc. (a)	797	47,836
Bio-Rad Laboratories, Inc. - Class A (a)	89	28,968
Danaher Corp.	2,932	571,682
Medtronic PLC	5,318	454,104
Mettler-Toledo International, Inc. (a)	84	118,969
Regeneron Pharmaceuticals, Inc.	428	326,406
Repligen Corp. (a)	233	32,855
Revvity, Inc.	460	51,759
Thermo Fisher Scientific, Inc.	1,544	886,719
West Pharmaceutical Services, Inc.	291	99,219
		3,594,360

Industrials - 9.4%
AMETEK, Inc.	950	229,625
Emerson Electric Co.	2,320	347,582
Fortive Corp.	1,257	74,427
GE Vernova, Inc.	1,116	1,105,164
General Electric Co.	4,334	1,560,543
Graco, Inc.	684	54,296
IDEX Corp.	305	70,287
Illinois Tool Works, Inc.	1,193	342,331
Ingersoll Rand, Inc.	1,614	134,575
Nordson Corp.	230	68,489

Sensata Technologies Holding PLC (b)	600	27,774
Uber Technologies, Inc. (a)	8,455	594,894
UL Solutions, Inc.	321	29,417
Veralto Corp.	1,013	95,394
Vicor Corp. (a)(b)	140	29,032
		4,763,830

Information Technology - 53.4% (c)
Accenture PLC - Class A	2,543	421,935
Advanced Micro Devices, Inc. (a)	5,141	2,447,887
Akamai Technologies, Inc. (a)	599	68,993
Allegro MicroSystems, Inc. (a)	768	31,872
Amphenol Corp.	5,110	821,177
Analog Devices, Inc. (b)	2,023	743,270
Apple, Inc.	9,034	2,790,693
Applied Materials, Inc.	3,298	1,674,296
Autodesk, Inc. (a)	870	203,754
Broadcom, Inc.	6,884	2,679,804
Cadence Design System, Inc. (a)	1,143	388,643
Cirrus Logic, Inc. (a)	208	26,905
Cognex Corp.	686	44,755
DigitalOcean Holdings, Inc. (a)	433	50,877
Dolby Laboratories, Inc. - Class A (b)	249	14,644
Dynatrace, Inc. (a)	1,202	53,273
Entegris, Inc.	633	75,359
Fortinet, Inc. (a)	3,036	491,680
InterDigital, Inc.	107	32,616
International Business Machines Corp.	3,904	873,130
Keysight Technologies, Inc. (a)	708	225,909
KLA Corp.	5,426	991,981
Lam Research Corp.	5,195	1,522,239
Lattice Semiconductor Corp. (a)	565	70,213
Littelfuse, Inc. (b)	104	45,981
MACOM Technology Solutions Holdings, Inc. (a)	317	79,706
Marvell Technology, Inc.	3,634	681,593
Microchip Technology, Inc.	2,235	166,038
Microsoft Corp.	6,731	3,128,030
Monolithic Power Systems, Inc.	204	290,910
NetApp, Inc.	808	144,228
NXP Semiconductors NV	1,047	239,930
ON Semiconductor Corp. (a)	1,616	131,882
Onto Innovation, Inc. (a)	205	53,009
PTC, Inc. (a)	476	65,307
Qnity Electronics, Inc.	863	113,208
QUALCOMM, Inc.	4,378	646,237
Rambus, Inc. (a)	446	40,599
Sandisk Corp. (a)	615	747,120
Seagate Technology Holdings PLC	931	797,057
Semtech Corp. (a)	384	45,243
SiTime Corp. (a)	110	58,872
Synopsys, Inc. (a)	794	308,675
TE Connectivity PLC	1,210	248,885
Teledyne Technologies, Inc. (a)	191	125,214
Teradyne, Inc.	649	238,631
Texas Instruments, Inc.	3,780	1,042,297
UiPath, Inc. - Class A (a)(b)	1,870	23,861
Universal Display Corp.	193	15,471
Western Digital Corp.	1,432	780,211
Zebra Technologies Corp. - Class A (a)	196	57,589

			27,061,689

Materials - 2.8%
Hecla Mining Co.	2,765		39,042
Linde PLC	1,922		919,447
NewMarket Corp.	38		32,306
Newmont Goldcorp Corp.	4,423		414,479
			1,405,274
TOTAL COMMON STOCKS (Cost $43,560,834)			50,604,235

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.8%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (d)	891,162		891,162
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $891,162)			891,162

TOTAL INVESTMENTS - 101.7% (Cost $44,451,996)			51,495,397
Liabilities in Excess of Other Assets - (1.7)%		(0.01696)	(858,792)
TOTAL NET ASSETS - 100.0%			$ 50,636,605

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $874,984.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer US Export Leaders ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 50,604,235	$ –	$ –	$ 50,604,235
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	891,162
Total Investments	$ 50,604,235	$ –	$ –	$ 51,495,397

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.